Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Assumptions Used to Value the Share Options Granted to Employees
The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

	As of May 25, 2018, (date of inception) Batch 1	As of February 15, 2019, (date of inception) Batch 2
Risk-free interest rate (%)	2.93	2.66
Volatility (%)	38.70	38.70
Expected exercise multiple	2.80	2.30
Dividend yield	Nil	Nil
Expected life (in years)	10.00	10.00
Exercise price (US$)	1.80	1.80
Fair value of ordinary shares (RMB)	37.82	26.80

Summary of Option Activity under ESOP
A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
Balance, May 25, 2018 (date of inception)	—	—	—	—
Granted	5,569,105	—	38	211,625,990
Balance, December 31, 2018	5,569,105	—	38	211,625,990
Granted	5,569,105	—	27	150,365,835
Exercised	—	—	—	—
Forfeited	(311,213)	—	34	(10,659,364)
Balance, December 31, 2019	10,826,997	—	32	351,332,461

Summary of Allocated Share-based Compensation Expense
For

the year ended December 31, 2017, 2018 and 2019, the Company allocated share-based compensation expense as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US $
Cost of revenue	—	1,369,848	3,372,908	484,488
Sales and marketing	—	7,116,524	17,522,654	2,516,972
General and administrative	—	23,187,170	57,092,589	8,200,837
Research and development	—	1,737,371	4,277,840	614,473
	—	33,410,913	82,265,991	11,816,770